May 5, 2004



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C. 20549

         Re:  American Eagle Funds, Inc.
              (SEC File Nos. 333-91317 and 811-09699)
              Certification regarding Prospectus and Statement of
              Additional Information pursuant to Rule 497(j)
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Ladies and Gentlemen:

         On behalf of American Eagle Funds, Inc., a Minnesota corporation (the "Company"), in connection with the registration of the Company as an open-end management investment company under and pursuant to the Investment Company Act of 1940, as amended, and the registration of the Company's common shares under and pursuant to the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies, pursuant to Rule 497(j) under the 1933 Act, that the form of the Company's Prospectus dated May 1, 2004 and Statement of Additional Information dated May 1, 2004, which would have been filed pursuant to Rule 497(c) under the 1933 Act, would not have differed from that contained in Post-Effective Amendment No. 6 to the Company's Registration Statement on Form N-1A (the most recently filed amendment to the Company's Registration Statement, which was filed electronically pursuant to the EDGAR system on May 3,
2004).


                                        Very truly yours,

                                        /s/ Gerald M. Fitterer

                                        Gerald M. Fitterer
                                        Treasurer